Fair Value Quantitative and Qualitative Disclosures - Summary of Sensitivity Analysis Related to Put Option Per Share (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares
Volatility at 10.00% [member] | EBITDA at 95% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	$ 1.08
Volatility at 10.00% [member] | EBITDA at 100% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	1.26
Volatility at 10.00% [member] | EBITDA at 105% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	1.43
Volatility at 12.00% [member] | EBITDA at 95% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	1.16
Volatility at 12.00% [member] | EBITDA at 100% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	1.31
Volatility at 12.00% [member] | EBITDA at 105% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	1.48
Volatility at 15.00% [member] | EBITDA at 95% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	1.26
Volatility at 15.00% [member] | EBITDA at 100% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	1.42
Volatility at 15.00% [member] | EBITDA at 105% [member]
Disclosure of fair value measurement of assets and liability [line items]
Increase decrease in valuation of put option per share	$ 1.58